TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TRADE RECEIVABLES
At the beginning of the fiscal year	$ (93,287)	$ (127,274)
Acquisitions through business combinations	(161)
Increases	(103,936)	(118,595)
Uses	14,131	45,882
RECPAM and currency translation adjustments	67,718	106,700
At the end of the year	$ (115,535)	$ (93,287)